Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information
21.	Segment Information

The Company operates exclusively in the biotechnology sector. The Company’s business is considered as operating in one segment. The Company’s Chief Executive Officer is the chief operating decision maker and reviews the consolidated results of operations when making decisions about resources allocation and assessing performance of the Company as a whole. All revenues are generated from the subsidiaries located in China. Total long-lived assets of $79,224 including prepaid land lease payments, property, plant and equipment are all located in mainland China (December 31, 2017 - $85,458). The Company’s total assets by geographic location are as follows:

	December 31,
	2018	2017
Assets
Mainland China	$272,852	$289,560
Hong Kong	96,928	9,659
Total Assets	$369,780	$299,219

The Company’s revenues by product are as follows:

	For the year ended December 31,
	2018	2017	2016
Sales
Inactivated hepatitis vaccines	$63,426	$37,851	$20,596
Influenza vaccines	2,028	13,544	9,829
Enterovirus 71 vaccines	162,537	121,284	35,140
H5N1 vaccines	—	—	6,389
Mumps vaccines	1,659	1,667	477
Total Sales	$229,650	$174,346	$72,431

The H5N1 vaccines were all sold to the Chinese government. The Company’s sales of H5N1 vaccines are dependent on government stockpiling purchases.

The Company’s revenues are attributed to geographic locations as follows:

	For the year ended December 31,
	2018	2017	2016
Sales
Mainland China	$215,121	$172,897	$71,184
Foreign countries	14,529	1,449	1,247
Total Sales	$229,650	$174,346	$72,431